INCOME TAXES (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
Federal net operating losses		$ 0.5
Deferred tax assets		$ 0.1	$ 0.1
Research and development credit receivables	$ 0.2